UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street    Omaha, Nebraska     68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 1178

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 11/30/12

Item 1.  Reports to Stockholders.

Longboard Managed Futures Strategy Fund

Class I Shares (Symbol: WAVIX)

Semi-Annual Report

November 30, 2012

Distributed by Northern Lights Distributors, LLC

Member FINRA

Longboard Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2012

The Portfolio's performance figures* for the period ended November 30, 2012, as compared to its benchmark:

Inception** - November 30, 2012
Longboard Managed Futures Strategy Fund - Class I	(1.80)%
Bank of America Merrill Lynch 3-Month U. S. Treasury Bill Index	0.06%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.99% for Class I shares per the April 5, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-202-551-8090.

The Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months.

** Inception date is June 27, 2012.

Holdings by Asset Class	% of Net Assets
Money Market Fund	73.9%
Purchased Put Options	0.0%	(1)
Other, Cash & Cash Equivalents	26.1%
	100.0%

(1) Amount represents less than 0.1%.

Longboard Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2012
Shares			Value
	SHORT-TERM INVESTMENT - 73.9%
	MONEY MARKET FUND - 73.9%
2,904,587	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.01% ^+ (Cost $2,904,587)		$2,904,587

No. of	PURCHASED PUT OPTIONS - 0.0%	Maturity
6	Euro BOBL Future @ $123.25	Feb-13	234
2	Euro Bund Future @ $135.00	Feb-13	78
18	Euro Schatz @ $110.20	Feb-13	234
34	US 2YR Future @ $109.50	Feb-13	531
9	US 5YR Future @ $120.50	Feb-13	70
3	US 10YR Future @ $125.00	Feb-13	94
2	US Bond Future @ $131.00	Feb-13	63
	TOTAL PURCHASED PUT OPTIONS (Premiums $2,447)		1,304

	TOTAL INVESTMENT - 73.9% (Cost $2,907,034) (a)		$2,905,891
	OTHER ASSETS & LIABILITIES - 26.1%		1,025,277
	NET ASSETS - 100.0%		$3,931,168

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same. and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$-
Unrealized Depreciation:	(1,143)
Net Unrealized Appreciation:	$(1,143)

^ Money market fund; interest rate reflects seven-day effective yield on November 30, 2012.

+ All or a portion of this investment is a holding of Longboard Fund Limited.

See accompanying notes to financial statements.

Longboard Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
FUTURES CONTRACTS
November 30, 2012

Open Long
Future			Underlying Face	Unrealized Gain/
Contracts +	Description	Expiration	Amount at Value	(Loss)
4	10YR AUD Government Bond	Dec-12	$40,431,200	$2,638
6	10YR Mini JBG Future	Dec-12	1,054,200	4,729
31	3Mo Sterling (Short Sterling)	Dec-13	6,172,449	(6,831)
6	3YR AUD Government Bond	Dec-12	60,940,800	1,326
21	3Mo Euro Euribor	Mar-13	6,816,548	(2,049)
35	90Day Euro$ Future	Dec-12	8,722,438	(1,312)
3	AEX Index Amsterdam	Dec-12	201,960	6,900
4	Canadian 10 Year Bone	Mar-13	550,472	4,228
13	Canola	Jan-13	155,544	(701)
3	Corn Future	Mar-13	112,913	(75)
6	Euro BOBL Future	Mar-13	992,304	2,263
1	Euro Buxl	Dec-12	172,850	(1,899)
18	Euro Schatz	Mar-13	2,593,260	(234)
6	Euro STOXX 50	Dec-12	201,286	(390)
2	Euro-Bund Future	Mar-13	375,958	1,613
5	FTSE 100 Index	Dec-12	470,614	4,727
1	Gasoline RBOB	Jan-13	114,673	4,721
2	Hang Seng Index Future	Dec-12	284,164	(387)
6	Lumber Future	Jan-13	224,466	5,764
5	Milling Wheat London	Jan-13	87,642	(1,463)
6	Rapesseed	Feb-13	186,047	537
3	Red Wheat Future	Mar-13	140,513	(4,538)
5	S&P E-Mini Future	Dec-12	353,625	2,500
3	S&P Midcap 400 Emini	Dec-12	299,820	3,060
2	Soybean Future	Jan-13	143,875	(6,475)
1	Soybean Meal	Mar-13	42,750	70
3	US 10YR Future	Mar-13	400,923	4,052
34	US 2YR Note (CBT)	Mar-13	7,495,436	11,496
9	US 5YR Note (CBT)	Mar-13	1,122,471	5,524
2	US Long Bond Future	Mar-13	300,126	3,700
	Net Unrealized Gain from Open Long Futures Contracts			$43,494

See accompanying notes to financial statements.

Longboard Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
FUTURES CONTRACTS
November 30, 2012

Open Short
Future			Underlying Face	Unrealized Gain/
Contracts +	Description	Expiration	Amount at Value	(Loss)
1	CBOE VIX Future	Dec-12	15,550	$3,600
1	Coffee	Mar-13	56,475	2,644
2	Cotton	Mar-13	73,910	(3,560)
3	Feeder Cattle	Jan-13	218,438	(225)
3	Frozen Concentrated OJ	Jan-13	55,463	(6,705)
7	Lean Hogs	Feb-13	243,390	(1,170)
6	Live Cattle	Feb-13	312,960	(2,280)
8	Soybean Oil Future	Jan-13	238,752	(7,728)
4	TOCOM Rubber	Apr-13	62,340	(1,237)
9	White Sugar	Mar-13	232,245	(3,555)
6	World Sugar #11	Mar-13	129,965	874
	Net Unrealized Loss from Open Short Futures Contracts			$(19,342)

	Net Unrealized Gain from Open Futures Contracts			$24,152

See accompanying notes to financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2012

ASSETS
Investment securities:
At cost	$2,907,034
At value	$2,905,891
Cash	500,063
Deposits with Broker	457,666
Receivable for Fund shares sold	44,000
Receivable for securities sold	10,214
Variation Margin - due from broker	24,152
Interest receivable	23
TOTAL ASSETS	3,942,009

LIABILITIES
Investment advisory fees payable	7,536
Payable for investments purchased	3,305
TOTAL LIABILITIES	10,841
NET ASSETS	$3,931,168

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$3,967,002
Accumulated net investment loss	(12,863)
Accumulated net realized loss from security transactions	(56,172)
Net unrealized appreciation of investments and futures contracts	33,201
NET ASSETS	$3,931,168

Net Asset Value Per Share:
Class I Shares:
Net Assets	$3,931,168
Shares of beneficial interest outstanding	400,397
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share	$9.82

See accompanying notes to financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended November 30, 2012 *

INVESTMENT INCOME
Interest	$103
TOTAL INVESTMENT INCOME	103

EXPENSES
Investment advisory fees	12,966
TOTAL EXPENSES	12,966

NET INVESTMENT LOSS	(12,863)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Futures contracts	(55,311)
Foreign currency transactions	(1)
Purchased options	(860)
(56,172)
Net change in unrealized appreciation (depreciation) of:
Futures contracts	24,152
Foreign currency transactions	10,192
Purchased options	(1,143)
33,201
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(22,971)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(35,834)

*	The Longboard Managed Futures Strategy Fund commenced operations on June 27, 2012.

See accompanying notes to financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OF CHANGES IN NET ASSETS

For the
Period Ended
November 30, 2012 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(12,863)
Net realized loss from security transactions, future contracts
and purchased options	(56,172)
Net change in unrealized appreciation (depreciation) of
security transactions, futures contacts and purchased options	33,201
Net decrease in net assets resulting from operations	(35,834)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	3,967,062
Payments for shares redeemed:
Class I	(60)
Net increase in net assets from shares of beneficial interest	3,967,002

TOTAL INCREASE IN NET ASSETS	3,931,168

NET ASSETS
Beginning of Period	-
End of Period *	$3,931,168
*Includes accumulated net investment loss of:	$(12,863)

SHARE ACTIVITY
Class I:
Shares Sold	400,403
Shares Redeemed	(6)
Net increase in shares of beneficial interest outstanding	400,397

(a)	The Longboard Managed Futures Strategy Fund commenced operations on June 27, 2012.

See accompanying notes to financial statements.

Longboard Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Longboard Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I
Period Ended
November 30,
2012(1)
(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment loss (2)	(0.12)
Net realized and unrealized
loss on investments	(0.06)
Total from investment operations	(0.18)
Net asset value, end of period	$9.82
Total return (3)(5)	(1.80)%
Net assets, at end of period (000s)	$3,931

Ratio of gross expenses to average
net assets	2.99% (4)
Ratio of net expenses to average
net assets	2.99% (4)
Ratio of net investment loss
to average net assets	(2.86%) (4)
Portfolio Turnover Rate (5)	0%

(1)	The Longboard Managed Futures Strategy Fund's Class I shares commenced operations June 27, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	Not annualized.

See accompanying notes to financial statements. 8

Longboard Managed Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

November 30, 2012

1. ORGANIZATION

The Longboard Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Fund seeks positive absolute returns. The Fund commenced operations on June 27, 2012.

The Fund currently offers one class of shares, the Class I shares. Class I shares are offered at net asset value without an initial sales charge. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares on a class-specific basis (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ

Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt

Longboard Managed Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

November 30, 2012

obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.

Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of

Longboard Managed Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

November 30, 2012

the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2012 for the Funds’ assets and liabilities measured at fair value:

Longboard Managed Futures Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 2,904,587	$ -	$ -	$ 2,904,587
Open Futures Contracts	24,152	-	-	24,152
Purchased Put Options	1,304	-	-	1,304
Total	$ 2,930,043	$ -	$ -	$ 2,930,043

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to

Longboard Managed Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

November 30, 2012

recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period. * See Portfolio of Investments for industry classification.

Consolidation of Subsidiaries – Longboard Fund Limited (LFL-CFC) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund include the account of LFL-CFC, which is a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives. In accordance with their investment objectives and through their exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the

Funds’ Prospectus.

A summary of the Funds’ investment in the CFCs is as follows:

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended November 30, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts

Net realized gain (loss) from futures contracts and foreign currency transactions

Net realized gain (loss) from purchased option contracts

Net change in unrealized appreciation/depreciation from futures contracts, foreign currency transactions, and purchased option contracts

Longboard Managed Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

November 30, 2012

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the period ended November 30, 2012:

Unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Period Ended November 30, 2012
Futures Contracts	$ (21,226)	$ (6,831)	$ 11,240	$ 40,969	$ 24,152

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Period Ended November 30, 2012
Futures Contracts	$ (8,127)	$ -	$ (17,795)	$ (29,389)	$ (55,311)

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These

“book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Fund’s tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of

Longboard Managed Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

November 30, 2012

unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a

Longboard Managed Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

November 30, 2012

written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended November 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, respectively.

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Longboard Asset Management, LLC (the “Fund Manager”) serves as the Funds’ Investment Advisor (the “Advisor”). The Fund had employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to the Advisory Agreement, the Fund pays the Advisor a unitary management fee for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets. The

Longboard Managed Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

November 30, 2012

unitary management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board of Trustees, shareholders of the Fund or the Advisor may terminate the Advisory Agreement upon sixty (60) days notice.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Advisor for providing services for the Fund.

Trustees- Effective October 29, 2012 each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit

Committee Chairman receives a $4,000 additional annual fee. The “interested persons” who serve as

Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Prior to October 29, 2012, each Trustee who is not affiliated with the Trust or Adviser received a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings, which was paid at the beginning of each calendar quarter. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on

Longboard Managed Futures Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

November 30, 2012

or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

6. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Longboard Managed Futures Strategy Fund

EXPENSE EXAMPLES (Unaudited)

November 30, 2012

As a shareholder of Longboard Managed Futures Strategy Fund, you incur the ongoing costs of management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in Longboard Managed Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/27/12	Ending Account Value 11/30/12	Expense Paid During Period* 06/27/12 - 11/30/12	Expense Ratio During Period** 06/27/12 - 11/30/12
Actual
Longboard Managed Futures Strategy Fund	$1,000.00	$ 982.00	$12.58	2.99%
Hypothetical (5% return before expenses)
Longboard Managed Futures Strategy Fund	$1,000.00	$1,010.08	$15.07	2.99%

*”Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (155) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).

**	Annualized.

Longboard Managed Futures Strategy Fund

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

     At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on May 3, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Longboard Managed Futures Strategy Fund (the “Fund”) and Longboard Asset Management, LLC (“Longboard”).

     In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to Longboard (including due diligence questionnaires completed by Longboard, select financial information of Longboard, bibliographic information regarding Longboard’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. Based on their evaluation of the information provided by Longboard, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund. The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

     In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Longboard related to the proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process. The Board then discussed the extent of Longboard’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Longboard’s specific responsibilities in all aspects of the day-to-day management of the Fund. Additionally, the Board received satisfactory responses from representatives of Longboard with respect to a series of important questions, including: whether Longboard was involved in any lawsuits or pending regulatory actions; whether Longboard’s management of other accounts would conflict with its management of the Fund; and whether Longboard has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided by Longboard of its practices for monitoring compliance with the Fund’s investment limitations, noting that Longboard would periodically review the portfolio managers’ performance of their duties to ensure compliance under Longboard’s compliance program. The Board then reviewed the capitalization of Longboard based on financial information or other materials provided by Longboard and discussed such materials with Longboard. The Board concluded that Longboard was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

19

Longboard Managed Futures Strategy Fund (Continued)

The Board concluded that Longboard had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Longboard to the Fund were satisfactory and reliable.

Performance. As both Longboard and the Fund were newly formed, the Board did not consider the past performance in evaluating Longboard.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Longboard, the Board reviewed and discussed and reviewed a comparison of the Fund’s management fee and overall expense ratio to a peer group of funds constructed by Longboard with similar investment objectives and strategies. The Board also considered any fall-out benefits likely to accrue to Longboard or its affiliates from its relationship with the Fund. The Board reviewed the contractual arrangements for the Fund, which proved that Longboard would charge an annual unitary fee of 2.99% on the Fund’s average net assets up to $250 million and 2.75% on the Fund’s average net assets greater than $250 million. The Board concluded that, based on the experience, expertise, and the services to be provided to the Fund by Longboard, the unitary fees to be charged the Fund were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Longboard with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Longboard provided by Longboard. With respect to Longboard, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Longboard’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund and Longboard’s expectations for growth of the Fund. The Board noted that the start-up phase of a fund may be too soon to properly evaluate all of the economies and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from Longboard as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

20

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-202-551-8090 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-202-551-8090.

INVESTMENT ADVISER
Longboard Asset Management, LLC
4725 North Scottsdale Road, Suite 110
Scottsdale, Arizona 85251

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive.
Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

2/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

2/5/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

2/5/13